Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 67.2%
United States – 67.2%
U.S. Treasury Notes 0.375%, 11/30/2025	U.S.$	96	$85,502
0.75%, 08/31/2026		1,749	1,550,229
0.875%, 01/31/2024		2,481	2,379,534
2.50%, 04/30/2024		12,088	11,744,247
3.00%, 06/30/2024		62,073	60,579,759
3.25%, 08/31/2024		57,972	56,785,288
4.125%, 10/31/2027		2,969	2,983,946
4.25%, 09/30/2024		5,741	5,712,893
4.25%, 12/31/2024		7,801	7,777,841
4.375%, 10/31/2024		11,470	11,441,125
4.50%, 11/30/2024		42,338	42,364,861

Total Governments - Treasuries (cost $206,589,731)			203,405,225

CORPORATES - INVESTMENT GRADE – 7.5%
Financial Institutions – 4.3%
Banking – 3.2%
AIB Group PLC 7.583%, 10/14/2026(a)		681	692,999
Banco Bilbao Vizcaya Argentaria SA 5.862%, 09/14/2026		600	599,460
Banco Santander SA 4.175%, 03/24/2028		200	185,358
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		343	341,511
Barclays PLC 7.325%, 11/02/2026		396	410,569
Cooperatieve Rabobank UA 3.75%, 07/21/2026		282	265,582
Credit Suisse Group AG 6.373%, 07/15/2026(a)		479	449,733
Danske Bank A/S 3.773%, 03/28/2025(a)		353	341,471
Deutsche Bank AG/New York NY 3.95%, 02/27/2023		234	233,476
6.119%, 07/14/2026		267	265,625
HSBC Holdings PLC 2.999%, 03/10/2026		595	559,193
5.21%, 08/11/2028		790	760,778
Intesa Sanpaolo SpA 7.00%, 11/21/2025(a)		201	205,295
JPMorgan Chase & Co. 4.851%, 07/25/2028		533	520,357
5.546%, 12/15/2025		426	426,026
Mitsubishi UFJ Financial Group, Inc. 4.788%, 07/18/2025		267	264,116
Morgan Stanley 2.475%, 01/21/2028		303	269,167
4.21%, 04/20/2028		175	166,222
Nationwide Building Society 2.972%, 02/16/2028(a)		310	272,970

	Principal Amount (000)		U.S. $ Value

NatWest Group PLC 7.472%, 11/10/2026	U.S.$	396	$412,347
Santander Holdings USA, Inc. 2.49%, 01/06/2028		185	159,157
Santander UK Group Holdings PLC 6.833%, 11/21/2026		407	412,617
Societe Generale SA 2.797%, 01/19/2028(a)		367	320,586
Standard Chartered PLC 0.991%, 01/12/2025(a)		621	585,038
7.776%, 11/16/2025(a)		307	316,677
UBS Group AG 4.488%, 05/12/2026(a)		233	227,371

			9,663,701

Finance – 0.6%
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		298	259,606
1.95%, 09/20/2026(a)		99	83,664
5.50%, 12/15/2024(a)		65	63,769
Azure Orbit IV International Finance Ltd. 3.75%, 01/25/2023(a)		900	898,911
Synchrony Financial 3.95%, 12/01/2027		204	182,105
4.875%, 06/13/2025		199	194,136

			1,682,191

REITs – 0.5%
American Tower Corp. 3.65%, 03/15/2027		235	219,800
Vornado Realty LP 2.15%, 06/01/2026		426	360,873
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		1,072	1,013,244

			1,593,917

			12,939,809

Industrial – 3.1%
Basic – 0.2%
Glencore Funding LLC 4.625%, 04/29/2024(a)		623	615,131

Capital Goods – 0.3%
CNH Industrial Capital LLC 3.95%, 05/23/2025		376	364,483
Parker-Hannifin Corp. 3.65%, 06/15/2024		389	380,586

			745,069

Communications - Media – 0.2%
Prosus NV 3.257%, 01/19/2027(a)		367	329,383
Warnermedia Holdings, Inc. 3.788%, 03/15/2025(a)		359	343,247

			672,630

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.5%
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	577	$515,630
Hyundai Capital America 2.75%, 09/27/2026(a)		1,010	902,668

			1,418,298

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		393	363,038
3.20%, 08/08/2024		227	214,551

			577,589

Consumer Non-Cyclical – 0.4%
BAT International Finance PLC 1.668%, 03/25/2026		740	655,188
Philip Morris International, Inc. 5.00%, 11/17/2025		407	409,080
Zoetis, Inc. 5.40%, 11/14/2025		230	234,614

			1,298,882

Energy – 0.6%
Canadian Natural Resources Ltd. 2.05%, 07/15/2025		663	617,034
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		618	535,942
Marathon Oil Corp. 4.40%, 07/15/2027		352	336,135
Var Energi ASA 7.50%, 01/15/2028(a)		349	355,090

			1,844,201

Services – 0.1%
Amazon.com, Inc. 4.55%, 12/01/2027		412	410,805

Technology – 0.3%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		641	529,985
TSMC Arizona Corp. 3.875%, 04/22/2027		227	216,970

			746,955

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		1,050	1,023,456

			9,353,016

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	U.S.$	266	$274,012

Total Corporates - Investment Grade (cost $23,481,607)			22,566,837

ASSET-BACKED SECURITIES – 6.5%
Autos - Fixed Rate – 4.5%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(a)		140	139,593
American Credit Acceptance Receivables Trust Series 2022-3, Class A 4.12%, 02/13/2026(a)		695	690,184
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(a)		246	245,184
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		190	171,917
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		236	216,876
CPS Auto Receivables Trust
Series 2021-A, Class C 0.83%, 09/15/2026(a)		470	464,130
Series 2021-B, Class C 1.23%, 03/15/2027(a)		389	377,608
Series 2022-D, Class A 6.09%, 01/15/2027(a)		882	882,258
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class C 1.20%, 12/11/2034(a)		371	346,494
Drive Auto Receivables Trust Series 2021-1, Class C 1.02%, 06/15/2027		220	215,063
DT Auto Owner Trust Series 2021-2A, Class C 1.10%, 02/16/2027(a)		185	175,746
Exeter Automobile Receivables Trust
Series 2020-3A, Class C 1.32%, 07/15/2025		246	242,745
Series 2021-1A, Class C 0.74%, 01/15/2026		435	425,187
First Investors Auto Owner Trust Series 2021-1A, Class C 1.17%, 03/15/2027(a)		351	332,382
Flagship Credit Auto Trust Series 2020-4, Class C 1.28%, 02/16/2027(a)		615	588,455

	Principal Amount (000)		U.S. $ Value

Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91%, 10/17/2033(a)	U.S.$	202	$177,072
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(a)		229	216,984
Hertz Vehicle Financing III LLC Series 2022-1A, Class A 1.99%, 06/25/2026(a)		562	515,861
JPMorgan Chase Bank, NA - CACLN
Series 2020-1, Class C 1.389%, 01/25/2028(a)		111	109,576
Series 2020-2, Class D 1.487%, 02/25/2028 (a)		59	57,360
Series 2021-1, Class B 0.875%, 09/25/2028(a)		301	290,751
Series 2021-2, Class B 0.889%, 12/26/2028(a)		244	233,153
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(a)		533	524,384
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(a)		848	847,758
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		636	620,253
Santander Bank Auto Credit-Linked Notes 6.451%, 12/15/2032(a)		458	458,371
Series 2022-A, Class B 5.281%, 05/15/2032(a)		409	399,739
Series 2022-B, Class B 5.721%, 08/16/2032(a)		634	632,204
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D 1.57%, 01/15/2027(a)		727	656,745
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48%, 01/15/2027		424	404,571
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(a)		367	365,213
Westlake Automobile Receivables Trust
Series 2020-3A, Class C 1.24%, 11/17/2025(a)		657	640,504
Series 2022-3A, Class A1 4.005%, 10/16/2023(a)		784	782,832

			13,447,153

	Principal Amount (000)		U.S. $ Value

Other ABS - Fixed Rate – 1.8%
Affirm Asset Securitization Trust
Series 2021-B, Class B 1.24%, 08/17/2026(a)	U.S.$	198	$182,805
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		94	91,664
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		281	277,898
Atalaya Equipment Leasing Trust Series 2021-1A, Class A2 1.23%, 05/15/2026(a)		313	304,039
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21%, 07/15/2030(a)		811	772,429
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		101	85,924
College Ave Student Loans LLC Series 2021-C, Class A2 2.32%, 07/26/2055(a)		432	368,742
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(a)		0	466
Crossroads Asset Trust Series 2021-A, Class B 1.12%, 06/20/2025(a)		172	167,723
Dext ABS LLC Series 2021-1, Class A 1.12%, 02/15/2028(a)		469	448,620
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		858	790,002
Hpefs Equipment Trust Series 2022-3A, Class A1 4.331%, 10/20/2023(a)		511	510,329
MVW LLC Series 2021-2A, Class A 1.43%, 05/20/2039(a)		422	374,414
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		223	178,168
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062(a)		368	326,495
Series 2021-DA, Class AFX 1.63%, 04/20/2062(a)		119	107,571
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(a)		306	305,504
Upstart Securitization Trust
Series 2021-1, Class A 0.87%, 03/20/2031(a)		7	6,917
Series 2021-3, Class A 0.83%, 07/20/2031(a)		152	149,321

			5,449,031

	Principal Amount (000)		U.S. $ Value

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(a)	U.S.$	555	$548,978
Mission Lane Credit Card Master Trust Series 2021-A, Class A 1.59%, 09/15/2026(a)		142	137,519

			686,497

Total Asset-Backed Securities (cost $20,464,298)			19,582,681

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%
Risk Share Floating Rate – 4.0%
Bellemeade Re Ltd.
Series 2019-1A, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (b)		17	16,712
Series 2019-3A, Class M1B 5.989% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (b)		34	33,806
Series 2021-1A, Class M1B 6.128% (SOFR + 2.20%), 03/25/2031(a) (b)		684	667,902
Series 2021-2A, Class M1A 5.128% (SOFR + 1.20%), 06/25/2031(a) (b)		256	253,628
Series 2021-3A, Class A2 4.928% (SOFR + 1.00%), 09/25/2031(a) (b)		480	454,829
Series 2022-2, Class M1A 8.012% (SOFR + 4.00%), 09/27/2032(a) (b)		858	842,639
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1 4.678% (SOFR + 0.75%), 10/25/2041(a) (b)		73	72,583
Series 2021-R03, Class 1M1 4.778% (SOFR + 0.85%), 12/25/2041(a) (b)		470	460,946
Series 2022-R01, Class 1M1 4.928% (SOFR + 1.00%), 12/25/2041(a) (b)		1,052	1,038,487
Series 2022-R02, Class 2M1 5.128% (SOFR + 1.20%), 01/25/2042(a) (b)		355	347,460

	Principal Amount (000)		U.S. $ Value

Series 2022-R05, Class 2M1 5.828% (SOFR + 1.90%), 04/25/2042(a) (b)	U.S.$	141	$139,534
Series 2022-R08, Class 1M1 6.478% (SOFR + 2.55%), 07/25/2042(a) (b)		740	742,160
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M3 7.689% (LIBOR 1 Month + 3.30%), 10/25/2027(b)		73	73,660
Series 2021-DNA5, Class M2 5.578% (SOFR + 1.65%), 01/25/2034(a) (b)		161	159,168
Series 2021-DNA6, Class M1 4.728% (SOFR + 0.80%), 10/25/2041(a) (b)		399	393,558
Series 2021-DNA7, Class M1 4.778% (SOFR + 0.85%), 11/25/2041(a) (b)		699	686,475
Series 2021-HQA4, Class M1 4.878% (SOFR + 0.95%), 12/25/2041(a) (b)		457	433,881
Series 2022-DNA1, Class M1A 4.928% (SOFR + 1.00%), 01/25/2042(a) (b)		356	346,590
Series 2022-DNA2, Class M1A 5.228% (SOFR + 1.30%), 02/25/2042(a) (b)		376	369,672
Series 2022-DNA4, Class M1A 6.128% (SOFR + 2.20%), 05/25/2042(a) (b)		321	320,194
Series 2022-DNA5, Class M1A 6.878% (SOFR + 2.95%), 06/25/2042(a) (b)		446	450,947
Series 2022-DNA6, Class M1A 6.078% (SOFR + 2.15%), 09/25/2042(a) (b)		363	363,599
Series 2022-DNA7, Class M1A 6.428% (SOFR + 2.50%), 03/25/2052(a) (b)		947	950,245
Series 2022-HQA1, Class M1A 6.028% (SOFR + 2.10%), 03/25/2042(a) (b)		488	481,843
Series 2022-HQA2, Class M1A 6.578% (SOFR + 2.65%), 07/25/2042(a) (b)		746	749,771
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2 9.289% (LIBOR 1 Month + 4.90%), 11/25/2024(b)		177	181,989

	Principal Amount (000)		U.S. $ Value

Series 2015-C01, Class 1M2 8.689% (LIBOR 1 Month + 4.30%), 02/25/2025(b)	U.S.$	35	$35,760
Series 2015-C02, Class 1M2 8.389% (LIBOR 1 Month + 4.00%), 05/25/2025(b)		10	10,019
Series 2021-R02, Class 2M1 4.828% (SOFR + 0.90%), 11/25/2041(a) (b)		395	387,884
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A 7.137% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (b)		68	64,842
Series 2019-3R, Class A 8.087% (LIBOR 1 Month + 3.70%), 11/27/2031(a) (b)		22	21,063
Radnor Re Ltd.
Series 2019-1, Class M1B 6.339% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (b)		192	189,359
Series 2019-2, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (b)		24	23,847
Series 2020-1, Class M1A 5.339% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (b)		33	33,021
Traingle Re Ltd. Series 2021-3, Class M1A 5.828% (SOFR + 1.90%), 02/25/2034(a) (b)		249	248,209

			12,046,282

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF 4.818% (LIBOR 1 Month + 0.50%), 06/15/2039(b)		259	253,182
Series 4286, Class VF 4.768% (LIBOR 1 Month + 0.45%), 12/15/2043(b)		222	215,689
Federal National Mortgage Association REMICs
Series 2013-57, Class FN 4.739% (LIBOR 1 Month + 0.35%), 06/25/2043(b)		164	158,682
Series 2014-49, Class AF 3.449% (LIBOR 1 Month + 0.32%), 08/25/2044(b)		295	286,663

			914,216

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class NE 2.50%, 03/15/2041	U.S.$	230	$217,436

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.489% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (b)		52	49,600

Total Collateralized Mortgage Obligations (cost $13,427,176)			13,227,534

U.S. TREASURY BILLS – 2.7%
United States – 2.7%
U.S. Treasury Notes 4.00%, 12/15/2025 (cost $8,334,830)		8,331	8,287,040

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.4%
Non-Agency Floating Rate CMBS – 1.3%
AREIT Trust Series 2022-CRE6, Class A 5.076% (SOFR + 1.25%), 01/16/2037(a) (b)		774	739,451
Ashford Hospitality Trust Series 2018-KEYS, Class A 5.318% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (b)		113	109,077
BBCMS Mortgage Trust Series 2020-BID, Class A 6.458% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (b)		546	526,943
BFLD Trust Series 2021-FPM, Class A 5.918% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (b)		795	758,273
CLNY Trust Series 2019-IKPR, Class D 6.343% (LIBOR 1 Month + 2.02%), 11/15/2038(a) (b)		180	166,464
GCT Commercial Mortgage Trust Series 2021-GCT, Class B 5.568% (LIBOR 1 Month + 1.25%), 02/15/2038(a) (b)		469	421,284
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 7.618% (LIBOR 1 Month + 3.30%), 05/15/2036(a) (b)		365	337,349
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.818% (SOFR + 1.50%), 07/15/2036(a) (b)		166	158,415

	Principal Amount (000)		U.S. $ Value

VASA Trust Series 2021-VASA, Class A 5.218% (LIBOR 1 Month + 0.90%), 07/15/2039(a) (b)	U.S.$	830	$765,376

			3,982,632

Non-Agency Fixed Rate CMBS – 1.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		185	115,222
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B 3.732%, 04/10/2046		350	347,404
Series 2013-GC15, Class C 5.162%, 09/10/2046		516	498,976
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.154%, 08/10/2044(a)		473	464,703
GSF
Series 2021-1, Class A1 1.433%, 08/15/2026(c) (d)		381	354,369
Series 2021-1, Class A2 2.435%, 08/15/2026(c) (d)		538	506,189
Series 2021-1, Class AS 2.638%, 08/15/2026(c) (d)		18	16,331
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(d)		470	435,615
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		166	165,445
Morgan Stanley Capital I Trust Series 2011-C3, Class C 5.083%, 07/15/2049(a)		40	39,377
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class C 4.065%, 03/10/2046(a)		505	459,663
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class A2 2.632%, 05/15/2048		6	5,991

			3,409,285

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-51, Class IO 0.938%, 08/16/2046(e)		256	497

Total Commercial Mortgage-Backed Securities (cost $7,997,602)			7,392,414

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.4%
CLO - Floating Rate – 1.4%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 5.403% (LIBOR 3 Month + 1.16%), 07/20/2034(a) (b)	U.S.$	686	$668,322
Dryden 78 CLO Ltd. Series 2020-78A, Class C 6.029% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (b)		320	301,248
Elevation CLO Ltd. Series 2020-11A, Class C 6.279% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (b)		250	227,667
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 5.313% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (b)		453	439,768
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 5.478% (LIBOR 3 Month + 1.12%), 07/25/2034(a) (b)		739	720,808
Neuberger Berman Loan Advisers CLO Ltd. Series 2021-42A, Class A 5.179% (LIBOR 3 Month + 1.10%), 07/16/2035(a) (b)		799	779,649
OCP CLO Ltd. Series 2020-18A, Class AR 5.333% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (b)		590	576,922
Rad CLO 7 Ltd. Series 2020-7A, Class A1 5.279% (LIBOR 3 Month + 1.20%), 04/17/2033(a) (b)		444	435,594
Voya CLO Ltd. Series 2019-1A, Class DR 6.929% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (b)		130	112,781

Total Collateralized Loan Obligations (cost $4,401,361)			4,262,759

AGENCIES – 1.3%
Agency Debentures – 1.3%
Federal Home Loan Banks 1.375%, 02/17/2023		750	747,128
2.50%, 02/13/2024		445	433,977
Federal Home Loan Mortgage Corp. 0.25%, 08/24/2023		2,000	1,941,768
Federal National Mortgage Association 2.50%, 02/05/2024		810	790,561

Total Agencies (cost $4,003,439)			3,913,434

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 0.5%
Agency Fixed Rate 30-Year – 0.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049	U.S.$	130	$120,272
3.50%, 11/01/2049		620	575,614
Federal National Mortgage Association Series 2010 5.00%, 02/01/2040		572	577,781
Government National Mortgage Association Series 2002 7.50%, 03/15/2032		28	29,886
Series 2009 5.00%, 10/15/2039		225	225,615

			1,529,168

Agency Fixed Rate 15-Year – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2011 5.00%, 07/01/2025		9	8,720
6.50%, 03/01/2026		17	17,521

			26,241

Agency ARMs – 0.0%
Federal National Mortgage Association Series 2007 4.779% (LIBOR 6 Month + 1.31%), 01/01/2037(b)		1	509

Total Mortgage Pass-Throughs (cost $1,699,874)			1,555,918

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
City of New York NY Series 2021 0.982%, 08/01/2025		265	240,584
New Jersey Turnpike Authority Series 2021-B 1.047%, 01/01/2026		125	112,093
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		280	275,027
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		248	222,318

Total Local Governments - US Municipal Bonds (cost $917,735)			850,022

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
Credit Suisse AG 6.50%, 08/08/2023(a) (cost $309,399)		302	292,254

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 1.9%
Governments - Treasuries – 1.9%
Japan – 1.9%
Japan Treasury Discount Bill Series 1123 Zero Coupon, 03/06/2023 (cost $5,585,416)	JPY	768,750	$5,859,405

Total Investments – 96.2% (cost $297,212,468)(f)			291,195,523
Other assets less liabilities – 3.8%			11,491,737

Net Assets – 100.0%			$302,687,260

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	6	March 2023	$709,688	$(4,782)
U.S. T-Note 2 Yr (CBT) Futures	246	March 2023	50,449,219	28,682
Sold Contracts
10 Yr Japan Bond (OSE) Futures	9	March 2023	9,975,160	196,884
U.S. T-Note 5 Yr (CBT) Futures	220	March 2023	23,744,531	61,023
U.S. Ultra Bond (CBT) Futures	1	March 2023	134,313	3,530

				$285,337

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	JPY	984,009	USD	7,123	02/09/2023	$(409,147)
UBS AG	USD	1,546	JPY	211,847	02/09/2023	75,194

						$(333,953)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	(5.00)%	Quarterly	4.85%	USD	2,770	$(20,436)	$66,013	$(86,449)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	2,830	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	$462,533	$—	$462,533

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $50,176,223 or 16.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.44% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$370,352	$354,369	0.12%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	550,921	506,189	0.17%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	18,366	16,331	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	500,149	435,615	0.14%

(e)	IO - Interest Only.
(f)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,258,044 and gross unrealized depreciation of investments was $(6,947,521), resulting in net unrealized depreciation of $(5,689,477).

Currency Abbreviations:

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$203,405,225	$—	$203,405,225
Corporates - Investment Grade	—	22,566,837	—	22,566,837
Asset-Backed Securities	—	19,582,681	—	19,582,681
Collateralized Mortgage Obligations	—	13,227,534	—	13,227,534
U.S. Treasury Bills	—	8,287,040	—	8,287,040
Commercial Mortgage-Backed Securities	—	6,515,525	876,889	7,392,414
Collateralized Loan Obligations	—	4,262,759	—	4,262,759
Agencies	—	3,913,434	—	3,913,434
Mortgage Pass-Throughs	—	1,555,918	—	1,555,918
Local Governments - US Municipal Bonds	—	850,022	—	850,022
Corporates - Non-Investment Grade	—	292,254	—	292,254
Short-Term Investments	—	5,859,405	—	5,859,405

Total Investments in Securities	—	290,318,634	876,889	291,195,523
Other Financial Instruments(a):
Assets:
Futures	290,119	—	—	290,119
Forward Currency Exchange Contracts	—	75,194	—	75,194
Centrally Cleared Interest Rate Swaps	—	462,533	—	462,533
Liabilities:
Futures	(4,782)	—	—	(4,782)
Forward Currency Exchange Contracts	—	(409,147)	—	(409,147)
Centrally Cleared Credit Default Swaps	—	(20,436)	—	(20,436)

Total	$285,337	$290,426,778	$876,889	$291,589,004

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.